Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes

Note 12: Income Taxes

Income tax expense (benefit) attributable to income from continuing operations for the years ended September 30, 2012, 2011, and 2010 consists of:

	Years Ended September 30,
	2012	2011	2010
Federal
Current	$3,057,729	$2,518,411	$2,264,618
Deferred	(2,247,339)	(1,767,062)	(236,153)

Total federal tax expense	810,390	751,349	2,028,465
State
Current	320,035	149,480	99,935
Deferred	(491,375)	(206,437)	(41,739)

Total state tax expense	(171,340)	(56,957)	58,196

	$639,050	$694,392	$2,086,661

The difference between the actual total provision for federal and state income taxes and federal income taxes computed at the statutory rate of 35% for the years ended September 30, 2012, 2011, and 2010 is summarized as follows:

	Years Ended September 30,
	2012	2011	2010

Computed “expected” tax expense	$1,966,210	$1,049,910	$2,807,578
Increase (decrease) in tax expense resulting from:
State income taxes, net of federal tax effect	(111,371)	(37,022)	37,827
Tax-exempt income	(437,006)	(383,779)	(394,857)
Market value depreciation of ESOP shares	(2,816)	—	1,492
Management retirement plan	51,224	—	—
Release of uncertain tax position reserve	(1,010,000)	—	—
Other, net	182,809	65,283	(365,379)

	$639,050	$694,392	$2,086,661

The effective tax rate for the years ended September 30, 2012, 2011, and 2010, was 11.38%, 23.15%, and 26.01%, respectively.

In assessing the reliability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies by jurisdiction and entity in making this assessment.

Based upon the level of historical taxable income and projections for future taxable income over the periods which the temporary differences resulting in the deferred tax assets are deductible, management believes it is more likely than not the Company will realize the benefits of these deductible differences at September 30, 2012.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of September 30, 2012 and 2011 are presented below:

	September 30,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$3,192,375	$3,654,711
Deferred compensation	987,061	899,934
Stock compensation expense	810,415	795,589
Real estate acquired through foreclosure	736,677	743,353
State credits	261,718	485,765
Investment securities market adjustment for tax reporting	133,964	110,146
FDIC transactions	455,005	—
Other than temporary impairment	1,432,675	1,327,033
Net unrealized holding losses on securities available for sale	—	1,015,600
Other	1,115,169	719,247

Total gross deferred tax assets	9,125,059	9,751,378

Deferred tax liabilities:
Deferred loans cost, net	381,048	351,876
Depreciation	2,226,714	2,367,985
FDIC transaction	—	2,411,750
Net unrealized holding losses on securities available for sale	104,772	—
Other	236,326	61,909

Total gross deferred tax liabilities	2,948,860	5,193,520

Net deferred tax assets	$6,176,199	$4,557,858

The Company adopted the accounting standard relating to accounting for uncertainty in income taxes during 2009. The Company classifies interest and penalties related to income tax assessments, if any, in income tax expense in the consolidated statements of operations. Tax years 2009 through 2011 are subject to examination by the Internal Revenue Service and state taxing authorities in Georgia and Alabama. The Company had no material uncertain tax positions at September 30, 2012 and 2011.

The amounts of unrecognized tax benefits as of September 30, 2012, 2011 and 2010 were $0, $1,010,000 and $1,010,000, respectively. A reconciliation of the beginning and ending unrecognized tax benefit is as follows:

	Year Ended September 30,
	2012	2011	2010

Balance at beginning of the year	$1,010,000	$1,010,000	$1,010,000
Additions based on tax positions related to the current year	—	—	—
Increase (decrease) based on tax positions related to prior years	—	—	—
Reductions as a result of statutes of limitations expiring	(1,010,000)	—	—

Balance at end of the year	$—	$1,010,000	$1,010,000